6. Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	Rate	2020	2019

Cash and banks – Brazil		131	249
Cash and banks – Abroad	(*)	3,637	3,109
Short-term investments - Brazil	(**)	4,784	4,471
Short-term investments - Abroad	(***)	159	125
		8,711	7,954
(*)	As of December 31, 2020, refers to (i) funds from the Éxito Group, of which R$100 are denominated in Argentina pesos, R$382 are denominated in Uruguayan pesos and R$3,028 in Colombian pesos (R$73 in Argentine pesos, R$254 in Uruguayan pesos and R$2,698 in Colombian pesos on December 31, 2019); (ii) including R$127 deposited in the United States of America in US Dollars (R$ 84 on December 31, 2019)
(**)	Refers substantially to highly liquid investments bearing interest at a weighted average rate of 96.93% (89.94% on December 31, 2019) of the Brazilian Interbank Deposit Certificate (“CDI”), maturing in 90 days or less and which are subject to an insignificant change in value.
(***)	Refers to funds invested abroad, of which R$12 are denominated in in Argentinian pesos, R$1 are denominated in Uruguayan pesos and R$146 are denominated in Colombia pesos (R$20 in Argentina, R$4 in Uruguay and R$101 in Colombia on December 31, 2019), maturing in 90 days or less and which are subject to an insignificant change in value